LAND USE RIGHTS, NET - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
LAND USE RIGHTS, NET
Amortization expense	¥ 1,272	¥ 1,273